Supplementary Guarantor Information (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Supplemental Guarantor Information [Abstract]
Supplemental Guarantor Information
Supplementary Guarantor Information

AK Steel’s 8.75% Senior Secured Notes due December 2018, 7.625% Senior Notes due May 2020, 7.625% Senior Notes due October 2021 and 8.375% Senior Notes due April 2022 (collectively, the “Senior Notes”) and 5.00% Exchangeable Senior Notes due November 2019 (the “Exchangeable Notes”) are governed by indentures entered into by AK Holding and its 100%-owned subsidiary, AK Steel. In July 2016, we designated our 100%-owned subsidiary, Mountain State Carbon, as a guarantor subsidiary of the Senior Notes. Under the terms of the indentures, AK Holding and the guarantor subsidiaries (AK Steel’s 100%-owned subsidiaries, AK Tube, AK Properties and Mountain State Carbon) each fully and unconditionally, jointly and severally, guarantee the payment of interest, principal and premium, if any, on each of the notes included in the Senior Notes.

Under the terms of the indenture for the Exchangeable Notes, AK Holding fully and unconditionally, jointly and severally, guarantees the payment of interest, principal and premium, if any, on the Exchangeable Notes. AK Holding remains the sole guarantor of the Exchangeable Notes.

We present all investments in subsidiaries in the supplementary guarantor information using the equity method of accounting. Therefore, the net income (loss) of the subsidiaries accounted for using the equity method is in their parents’ investment accounts. The principal elimination entries eliminate investments in subsidiaries and inter-company balances and transactions. The following supplementary condensed consolidating financial statements present information about AK Holding, AK Steel, the guarantor subsidiaries of the Senior Notes and the other non-guarantor subsidiaries after the addition of Mountain State Carbon as a guarantor in July 2016.

Condensed Consolidated Statements of Comprehensive Income (Loss)
Three Months Ended March 31, 2016

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net sales	$—	$1,468.2	$61.5	$115.3	$(126.2)	$1,518.8
Cost of products sold (exclusive of items shown separately below)	—	1,351.3	40.5	87.0	(113.3)	1,365.5
Selling and administrative expenses (exclusive of items shown separately below)	1.3	64.5	3.4	5.7	(11.4)	63.5
Depreciation	—	46.4	2.0	5.3	—	53.7
Pension and OPEB expense (income)	—	(11.9)	—	—	—	(11.9)
Total operating costs	1.3	1,450.3	45.9	98.0	(124.7)	1,470.8
Operating profit (loss)	(1.3)	17.9	15.6	17.3	(1.5)	48.0
Interest expense	—	42.3	—	0.5	—	42.8
Other income (expense)	—	(4.1)	2.0	1.4	—	(0.7)
Income (loss) before income taxes	(1.3)	(28.5)	17.6	18.2	(1.5)	4.5
Income tax expense (benefit)	—	(6.1)	6.7	0.1	(0.6)	0.1
Equity in net income (loss) of subsidiaries	(11.1)	10.1	—	0.2	0.8	—
Net income (loss)	(12.4)	(12.3)	10.9	18.3	(0.1)	4.4
Less: Net income attributable to noncontrolling interests	—	—	—	18.0	—	18.0
Net income (loss) attributable to AK Steel Holding Corporation	(12.4)	(12.3)	10.9	0.3	(0.1)	(13.6)
Other comprehensive income (loss)	(1.0)	(1.0)	—	1.5	(0.5)	(1.0)
Comprehensive income (loss) attributable to AK Steel Holding Corporation	$(13.4)	$(13.3)	$10.9	$1.8	$(0.6)	$(14.6)

Condensed Consolidated Statements of Comprehensive Income (Loss)
Three Months Ended March 31, 2015

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net sales	$—	$1,702.5	$66.3	$123.9	$(141.8)	$1,750.9
Cost of products sold (exclusive of items shown separately below)	—	1,609.4	43.1	96.8	(140.7)	1,608.6
Selling and administrative expenses (exclusive of items shown separately below)	1.7	70.8	3.7	5.9	(12.9)	69.2
Depreciation	—	48.4	1.9	5.1	—	55.4
Pension and OPEB expense (income)	—	(16.1)	—	—	—	(16.1)
Total operating costs	1.7	1,712.5	48.7	107.8	(153.6)	1,717.1
Operating profit (loss)	(1.7)	(10.0)	17.6	16.1	11.8	33.8
Interest expense	—	43.4	—	0.5	—	43.9
Impairment of Magnetation investment	—	—	—	(256.3)	—	(256.3)
Other income (expense)	—	(2.6)	1.6	(15.7)	—	(16.7)
Income (loss) before income taxes	(1.7)	(56.0)	19.2	(256.4)	11.8	(283.1)
Income tax expense (benefit)	—	1.5	7.7	(6.3)	4.8	7.7
Equity in net income (loss) of subsidiaries	(304.5)	(247.0)	—	0.4	551.1	—
Net income (loss)	(306.2)	(304.5)	11.5	(249.7)	558.1	(290.8)
Less: Net income attributable to noncontrolling interests	—	—	—	15.5	—	15.5
Net income (loss) attributable to AK Steel Holding Corporation	(306.2)	(304.5)	11.5	(265.2)	558.1	(306.3)
Other comprehensive income (loss)	(10.2)	(10.2)	—	(3.2)	13.4	(10.2)
Comprehensive income (loss) attributable to AK Steel Holding Corporation	$(316.4)	$(314.7)	$11.5	$(268.4)	$571.5	$(316.5)

Condensed Consolidated Balance Sheets
March 31, 2016

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
ASSETS
Current assets:
Cash and cash equivalents	$—	$85.9	$3.7	$23.4	$—	$113.0
Accounts receivable, net	—	452.9	29.1	32.2	(25.5)	488.7
Inventory, net	—	992.6	40.5	47.5	(11.7)	1,068.9
Other current assets	—	68.0	1.3	2.5	—	71.8
Total current assets	—	1,599.4	74.6	105.6	(37.2)	1,742.4
Property, plant and equipment	—	5,785.5	169.1	533.8	—	6,488.4
Accumulated depreciation	—	(4,264.1)	(82.2)	(86.4)	—	(4,432.7)
Property, plant and equipment, net	—	1,521.4	86.9	447.4	—	2,055.7
Investment in subsidiaries	(3,311.1)	1,380.2	—	68.4	1,862.5	—
Inter-company accounts	2,320.6	(3,390.4)	1,437.8	(465.4)	97.4	—
Other non-current assets	—	121.2	32.8	35.2	—	189.2
TOTAL ASSETS	$(990.5)	$1,231.8	$1,632.1	$191.2	$1,922.7	$3,987.3
LIABILITIES AND EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$—	$609.8	$13.2	$21.0	$(0.7)	$643.3
Accrued liabilities	—	252.4	5.6	12.0	—	270.0
Current portion of pension and other postretirement benefit obligations	—	78.1	—	0.3	—	78.4
Total current liabilities	—	940.3	18.8	33.3	(0.7)	991.7
Non-current liabilities:
Long-term debt	—	2,336.4	—	—	—	2,336.4
Pension and other postretirement benefit obligations	—	1,129.0	—	3.4	—	1,132.4
Other non-current liabilities	—	137.2	0.9	0.3	—	138.4
TOTAL LIABILITIES	—	4,542.9	19.7	37.0	(0.7)	4,598.9
Equity (deficit):
Total stockholders’ equity (deficit)	(990.5)	(3,311.1)	1,612.4	(224.7)	1,923.4	(990.5)
Noncontrolling interests	—	—	—	378.9	—	378.9
TOTAL EQUITY (DEFICIT)	(990.5)	(3,311.1)	1,612.4	154.2	1,923.4	(611.6)
TOTAL LIABILITIES AND EQUITY (DEFICIT)	$(990.5)	$1,231.8	$1,632.1	$191.2	$1,922.7	$3,987.3

Condensed Consolidated Balance Sheets
December 31, 2015

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
ASSETS
Current assets:
Cash and cash equivalents	$—	$27.0	$5.7	$23.9	$—	$56.6
Accounts receivable, net	—	411.9	26.3	29.2	(22.5)	444.9
Inventory, net	—	1,149.6	39.7	47.0	(10.0)	1,226.3
Other current assets	—	75.6	0.3	2.5	—	78.4
Total current assets	—	1,664.1	72.0	102.6	(32.5)	1,806.2
Property, plant and equipment	—	5,763.8	168.6	533.6	—	6,466.0
Accumulated depreciation	—	(4,218.0)	(80.3)	(81.2)	—	(4,379.5)
Property, plant and equipment, net	—	1,545.8	88.3	452.4	—	2,086.5
Investment in subsidiaries	(3,541.0)	1,346.0	—	68.2	2,126.8	—
Inter-company accounts	2,563.4	(3,600.9)	1,398.1	(453.5)	92.9	—
Other non-current assets	—	125.6	33.0	33.1	—	191.7
TOTAL ASSETS	$(977.6)	$1,080.6	$1,591.4	$202.8	$2,187.2	$4,084.4
LIABILITIES AND EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$—	$669.0	$11.7	$23.7	$(1.0)	$703.4
Accrued liabilities	—	242.3	6.5	12.7	—	261.5
Current portion of pension and other postretirement benefit obligations	—	77.3	—	0.4	—	77.7
Total current liabilities	—	988.6	18.2	36.8	(1.0)	1,042.6
Non-current liabilities:
Long-term debt	—	2,354.1	—	—	—	2,354.1
Pension and other postretirement benefit obligations	—	1,143.6	—	3.3	—	1,146.9
Other non-current liabilities	—	135.3	0.9	0.2	—	136.4
TOTAL LIABILITIES	—	4,621.6	19.1	40.3	(1.0)	4,680.0
Equity (deficit):
Total stockholders’ equity (deficit)	(977.6)	(3,541.0)	1,572.3	(219.5)	2,188.2	(977.6)
Noncontrolling interests	—	—	—	382.0	—	382.0
TOTAL EQUITY (DEFICIT)	(977.6)	(3,541.0)	1,572.3	162.5	2,188.2	(595.6)
TOTAL LIABILITIES AND EQUITY (DEFICIT)	$(977.6)	$1,080.6	$1,591.4	$202.8	$2,187.2	$4,084.4

Condensed Consolidated Statements of Cash Flows
Three Months Ended March 31, 2016

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net cash flows from operating activities	$(1.3)	$108.1	$9.3	$16.5	$4.1	$136.7
Cash flows from investing activities:
Capital investments	—	(27.2)	(0.8)	(0.8)	—	(28.8)
Other investing items, net	—	—	—	(0.1)	—	(0.1)
Net cash flows from investing activities	—	(27.2)	(0.8)	(0.9)	—	(28.9)
Cash flows from financing activities:
Net borrowings (payments) under credit facility	—	(30.0)	—	—	—	(30.0)
Inter-company activity	1.6	8.0	(10.5)	5.0	(4.1)	—
SunCoke Middletown distributions to noncontrolling interest owners	—	—	—	(21.1)	—	(21.1)
Other financing items, net	(0.3)	—	—	—	—	(0.3)
Net cash flows from financing activities	1.3	(22.0)	(10.5)	(16.1)	(4.1)	(51.4)
Net increase (decrease) in cash and cash equivalents	—	58.9	(2.0)	(0.5)	—	56.4
Cash and equivalents, beginning of period	—	27.0	5.7	23.9	—	56.6
Cash and equivalents, end of period	$—	$85.9	$3.7	$23.4	$—	$113.0

Condensed Consolidated Statements of Cash Flows
Three Months Ended March 31, 2015

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net cash flows from operating activities	$(1.4)	$(40.7)	$9.4	$34.1	$(4.1)	$(2.7)
Cash flows from investing activities:
Capital investments	—	(26.2)	(0.7)	(1.4)	—	(28.3)
Other investing items, net	—	(5.7)	—	0.1	—	(5.6)
Net cash flows from investing activities	—	(31.9)	(0.7)	(1.3)	—	(33.9)
Cash flows from financing activities:
Net borrowings under credit facility	—	75.0	—	—	—	75.0
Inter-company activity	2.3	4.1	(3.0)	(7.5)	4.1	—
SunCoke Middletown distributions to noncontrolling interest owners	—	—	—	(18.3)	—	(18.3)
Other financing items, net	(0.9)	—	—	—	—	(0.9)
Net cash flows from financing activities	1.4	79.1	(3.0)	(25.8)	4.1	55.8
Net increase (decrease) in cash and cash equivalents	—	6.5	5.7	7.0	—	19.2
Cash and equivalents, beginning of period	—	28.5	4.5	37.2	—	70.2
Cash and equivalents, end of period	$—	$35.0	$10.2	$44.2	$—	$89.4

Supplementary Guarantor Information

AK Steel’s 8.75% Senior Secured Notes due December 2018, 7.625% Senior Notes due May 2020, 7.625% Senior Notes due October 2021, 8.375% Senior Notes due April 2022 (collectively, the “Senior Notes”) and 5.0% Exchangeable Senior Notes due November 2019 (the “Exchangeable Notes”) are governed by indentures entered into by AK Holding and its 100%-owned subsidiary, AK Steel. In July 2016, we designated our 100%-owned subsidiary, Mountain State Carbon, as a guarantor subsidiary of the Senior Notes. Under the terms of the indentures, AK Holding and the guarantor subsidiaries (AK Steel’s 100%-owned subsidiaries, AK Tube, AK Properties and Mountain State Carbon) each fully and unconditionally, jointly and severally, guarantee the payment of interest, principal and premium, if any, on each of the notes included in the Senior Notes.

Under the terms of the indenture for the Exchangeable Notes, AK Holding fully and unconditionally, jointly and severally, guarantees the payment of interest, principal and premium, if any, on the notes. AK Holding remains the sole guarantor of the Exchangeable Notes.

We present all investments in subsidiaries in the supplementary guarantor information using the equity method of accounting. Therefore, the net income (loss) of the subsidiaries accounted for using the equity method is in their parents’ investment accounts. The principal elimination entries eliminate investments in subsidiaries and inter-company balances and transactions. The following supplementary condensed consolidating financial statements present information about AK Holding, AK Steel, the guarantor subsidiaries of the Senior Notes and the other non-guarantor subsidiaries after the addition of Mountain State Carbon as a guarantor in July 2016.

Condensed Statements of Comprehensive Income (Loss)
Year Ended December 31, 2015

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net sales	$—	$6,498.2	$256.2	$533.0	$(594.5)	$6,692.9
Cost of products sold (exclusive of items shown separately below)	—	5,984.9	165.7	425.1	(543.7)	6,032.0
Selling and administrative expenses (exclusive of items shown separately below)	4.9	270.4	13.1	22.6	(49.1)	261.9
Depreciation	—	187.7	7.4	20.9	—	216.0
Pension and OPEB expense (income) (exclusive of corridor charges shown below)	—	(63.0)	—	—	—	(63.0)
Pension and OPEB net corridor charge	—	131.2	—	—	—	131.2
Charge for facility idling	—	28.1	—	—	—	28.1
Total operating costs	4.9	6,539.3	186.2	468.6	(592.8)	6,606.2
Operating profit (loss)	(4.9)	(41.1)	70.0	64.4	(1.7)	86.7
Interest expense	—	171.0	—	2.0	—	173.0
Impairment of Magnetation investment	—	—	—	(256.3)	—	(256.3)
Impairment of AFSG investment	—	—	—	(41.6)	—	(41.6)
Other income (expense)	—	6.4	6.6	(11.6)	—	1.4
Income (loss) before income taxes	(4.9)	(205.7)	76.6	(247.1)	(1.7)	(382.8)
Income tax expense (benefit)	—	39.6	29.1	(4.6)	(0.7)	63.4
Equity in net income (loss) of subsidiaries	(504.1)	(258.8)	—	0.6	762.3	—
Net income (loss)	(509.0)	(504.1)	47.5	(241.9)	761.3	(446.2)
Less: Net income attributable to noncontrolling interests	—	—	—	62.8	—	62.8
Net income (loss) attributable to AK Steel Holding Corporation	(509.0)	(504.1)	47.5	(304.7)	761.3	(509.0)
Other comprehensive income (loss)	17.2	17.2	—	(3.1)	(14.1)	17.2
Comprehensive income (loss) attributable to AK Steel Holding Corporation	$(491.8)	$(486.9)	$47.5	$(307.8)	$747.2	$(491.8)

Condensed Statements of Comprehensive Income (Loss)
Year Ended December 31, 2014

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net sales	$—	$6,284.2	$326.4	$553.9	$(658.8)	$6,505.7
Cost of products sold (exclusive of items shown separately below)	—	5,937.6	244.4	439.6	(613.9)	6,007.7
Selling and administrative expenses (exclusive of items shown separately below)	4.6	251.0	11.9	27.7	(48.0)	247.2
Depreciation	—	176.1	5.0	20.8	—	201.9
Pension and OPEB expense (income)	—	(92.5)	—	—	—	(92.5)
Pension corridor charge	—	2.0	—	—	—	2.0
Total operating costs	4.6	6,274.2	261.3	488.1	(661.9)	6,366.3
Operating profit (loss)	(4.6)	10.0	65.1	65.8	3.1	139.4
Interest expense	—	142.1	—	2.6	—	144.7
Other income (expense)	—	(17.7)	6.5	(9.9)	—	(21.1)
Income (loss) before income taxes	(4.6)	(149.8)	71.6	53.3	3.1	(26.4)
Income tax expense (benefit)	—	(19.2)	28.6	(2.9)	1.2	7.7
Equity in net income (loss) of subsidiaries	(92.3)	38.3	—	(0.7)	54.7	—
Net income (loss)	(96.9)	(92.3)	43.0	55.5	56.6	(34.1)
Less: Net income attributable to noncontrolling interests	—	—	—	62.8	—	62.8
Net income (loss) attributable to AK Steel Holding Corporation	(96.9)	(92.3)	43.0	(7.3)	56.6	(96.9)
Other comprehensive income (loss)	(527.8)	(527.8)	—	(3.7)	531.5	(527.8)
Comprehensive income (loss) attributable to AK Steel Holding Corporation	$(624.7)	$(620.1)	$43.0	$(11.0)	$588.1	$(624.7)

Condensed Statements of Comprehensive Income (Loss)
Year Ended December 31, 2013

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net sales	$—	$5,339.3	$261.5	$568.8	$(599.2)	$5,570.4
Cost of products sold (exclusive of items shown separately below)	—	5,012.1	189.0	463.3	(556.6)	5,107.8
Selling and administrative expenses (exclusive of items shown separately below)	4.4	205.0	10.5	26.2	(40.8)	205.3
Depreciation	—	169.4	4.3	16.4	—	190.1
Pension and OPEB expense (income)	—	(68.6)	—	—	—	(68.6)
Total operating costs	4.4	5,317.9	203.8	505.9	(597.4)	5,434.6
Operating profit (loss)	(4.4)	21.4	57.7	62.9	(1.8)	135.8
Interest expense	—	125.9	—	1.5	—	127.4
Other income (expense)	—	(5.9)	6.1	(1.6)	—	(1.4)
Income (loss) before income taxes	(4.4)	(110.4)	63.8	59.8	(1.8)	7.0
Income tax expense (benefit)	—	(27.8)	20.1	(2.0)	(0.7)	(10.4)
Equity in net income (loss) of subsidiaries	(42.4)	40.2	—	—	2.2	—
Net income (loss)	(46.8)	(42.4)	43.7	61.8	1.1	17.4
Less: Net income attributable to noncontrolling interests	—	—	—	64.2	—	64.2
Net income (loss) attributable to AK Steel Holding Corporation	(46.8)	(42.4)	43.7	(2.4)	1.1	(46.8)
Other comprehensive income (loss)	322.3	322.3	—	1.2	(323.5)	322.3
Comprehensive income (loss) attributable to AK Steel Holding Corporation	$275.5	$279.9	$43.7	$(1.2)	$(322.4)	$275.5

Condensed Balance Sheets
December 31, 2015

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
ASSETS
Current assets:
Cash and cash equivalents	$—	$27.0	$5.7	$23.9	$—	$56.6
Accounts receivable, net	—	411.9	26.3	29.2	(22.5)	444.9
Inventory, net	—	1,149.6	39.7	47.0	(10.0)	1,226.3
Other current assets	—	75.6	0.3	2.5	—	78.4
Total current assets	—	1,664.1	72.0	102.6	(32.5)	1,806.2
Property, plant and equipment	—	5,763.8	168.6	533.6	—	6,466.0
Accumulated depreciation	—	(4,218.0)	(80.3)	(81.2)	—	(4,379.5)
Property, plant and equipment, net	—	1,545.8	88.3	452.4	—	2,086.5
Other non-current assets:
Investment in affiliates	—	42.6	—	28.1	—	70.7
Investment in subsidiaries	(3,541.0)	1,346.0	—	68.2	2,126.8	—
Inter-company accounts	2,563.4	(3,600.9)	1,398.1	(453.5)	92.9	—
Other non-current assets	—	83.0	33.0	5.0	—	121.0
TOTAL ASSETS	$(977.6)	$1,080.6	$1,591.4	$202.8	$2,187.2	$4,084.4
LIABILITIES AND EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$—	$669.0	$11.7	$23.7	$(1.0)	$703.4
Accrued liabilities	—	242.3	6.5	12.7	—	261.5
Current portion of pension and other postretirement benefit obligations	—	77.3	—	0.4	—	77.7
Total current liabilities	—	988.6	18.2	36.8	(1.0)	1,042.6
Non-current liabilities:
Long-term debt	—	2,354.1	—	—	—	2,354.1
Pension and other postretirement benefit obligations	—	1,143.6	—	3.3	—	1,146.9
Other non-current liabilities	—	135.3	0.9	0.2	—	136.4
TOTAL LIABILITIES	—	4,621.6	19.1	40.3	(1.0)	4,680.0
Equity (deficit):
Total stockholders’ equity (deficit)	(977.6)	(3,541.0)	1,572.3	(219.5)	2,188.2	(977.6)
Noncontrolling interests	—	—	—	382.0	—	382.0
TOTAL EQUITY (DEFICIT)	(977.6)	(3,541.0)	1,572.3	162.5	2,188.2	(595.6)
TOTAL LIABILITIES AND EQUITY (DEFICIT)	$(977.6)	$1,080.6	$1,591.4	$202.8	$2,187.2	$4,084.4

Condensed Balance Sheets
December 31, 2014

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
ASSETS
Current assets:
Cash and cash equivalents	$—	$28.5	$4.5	$37.2	$—	$70.2
Accounts receivable, net	—	606.2	29.5	35.4	(26.8)	644.3
Inventory, net	—	1,080.5	42.0	57.7	(8.1)	1,172.1
Other current assets	0.3	67.9	0.3	2.9	—	71.4
Total current assets	0.3	1,783.1	76.3	133.2	(34.9)	1,958.0
Property, plant and equipment	—	5,695.8	162.3	530.3	—	6,388.4
Accumulated depreciation	—	(4,040.8)	(72.9)	(61.5)	—	(4,175.2)
Property, plant and equipment, net	—	1,655.0	89.4	468.8	—	2,213.2
Other non-current assets:
Investment in affiliates	—	84.5	—	304.2	—	388.7
Investment in subsidiaries	(2,970.9)	1,582.4	—	66.6	1,321.9	—
Inter-company accounts	2,478.1	(3,420.4)	1,329.2	(483.4)	96.5	—
Other non-current assets	—	174.4	33.0	60.7	—	268.1
TOTAL ASSETS	$(492.5)	$1,859.0	$1,527.9	$550.1	$1,383.5	$4,828.0
LIABILITIES AND EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$—	$754.9	$20.2	$28.7	$(0.7)	$803.1
Accrued liabilities	—	244.6	12.2	9.7	—	266.5
Current portion of pension and other postretirement benefit obligations	—	55.3	—	0.3	—	55.6
Total current liabilities	—	1,054.8	32.4	38.7	(0.7)	1,125.2
Non-current liabilities:
Long-term debt	—	2,422.0	—	—	—	2,422.0
Pension and other postretirement benefit obligations	—	1,221.3	—	4.0	—	1,225.3
Other non-current liabilities	—	131.8	0.3	0.4	—	132.5
TOTAL LIABILITIES	—	4,829.9	32.7	43.1	(0.7)	4,905.0
Equity (deficit):
Total stockholders’ equity (deficit)	(492.5)	(2,970.9)	1,495.2	91.5	1,384.2	(492.5)
Noncontrolling interests	—	—	—	415.5	—	415.5
TOTAL EQUITY (DEFICIT)	(492.5)	(2,970.9)	1,495.2	507.0	1,384.2	(77.0)
TOTAL LIABILITIES AND EQUITY (DEFICIT)	$(492.5)	$1,859.0	$1,527.9	$550.1	$1,383.5	$4,828.0

Condensed Statements of Cash Flows
Year Ended December 31, 2015

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net cash flows from operating activities	$(3.7)	$49.0	$50.6	$108.1	$(3.7)	$200.3
Cash flows from investing activities:
Capital investments	—	(85.0)	(9.0)	(5.0)	—	(99.0)
Proceeds from sale of equity investee	—	25.0	—	—	—	25.0
Proceeds from AFSG Holdings, Inc. distribution	—	—	—	14.0	—	14.0
Other investing items, net	—	12.5	—	—	—	12.5
Net cash flows from investing activities	—	(47.5)	(9.0)	9.0	—	(47.5)
Cash flows from financing activities:
Net borrowings (repayments) under credit facility	—	(55.0)	—	—	—	(55.0)
Redemption of long-term debt	—	(14.1)	—	—	—	(14.1)
Inter-company activity	4.7	66.1	(40.4)	(34.1)	3.7	—
SunCoke Middletown distributions to noncontrolling interest owners	—	—	—	(96.3)	—	(96.3)
Other financing items, net	(1.0)	—	—	—	—	(1.0)
Net cash flows from financing activities	3.7	(3.0)	(40.4)	(130.4)	3.7	(166.4)
Net increase (decrease) in cash and cash equivalents	—	(1.5)	1.2	(13.3)	—	(13.6)
Cash and equivalents, beginning of year	—	28.5	4.5	37.2	—	70.2
Cash and equivalents, end of year	$—	$27.0	$5.7	$23.9	$—	$56.6

Condensed Statements of Cash Flows
Year Ended December 31, 2014

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net cash flows from operating activities	$(3.4)	$(447.2)	$38.1	$92.4	$(2.7)	$(322.8)
Cash flows from investing activities:
Capital investments	—	(63.1)	(5.3)	(12.7)	—	(81.1)
Investments in Magnetation joint venture	—	—	—	(100.0)	—	(100.0)
Investments in acquired business, net of cash acquired	—	(690.3)	—	—	—	(690.3)
Other investing items, net	—	13.6	—	—	—	13.6
Net cash flows from investing activities	—	(739.8)	(5.3)	(112.7)	—	(857.8)
Cash flows from financing activities:
Net borrowings (repayments) under credit facility	—	515.0	—	—	—	515.0
Proceeds from issuance of long-term debt	—	427.1	—	—	—	427.1
Redemption of long-term debt	—	(0.8)	—	—	—	(0.8)
Proceeds from issuance of common stock	345.3	—	—	—	—	345.3
Debt issuance costs	—	(15.5)	—	—	—	(15.5)
Inter-company activity	(341.0)	272.9	(28.3)	93.7	2.7	—
SunCoke Middletown distributions to noncontrolling interest owners	—	—	—	(61.0)	—	(61.0)
Other financing items, net	(0.9)	—	—	(3.7)	—	(4.6)
Net cash flows from financing activities	3.4	1,198.7	(28.3)	29.0	2.7	1,205.5
Net increase (decrease) in cash and cash equivalents	—	11.7	4.5	8.7	—	24.9
Cash and equivalents, beginning of year	—	16.8	—	28.5	—	45.3
Cash and equivalents, end of year	$—	$28.5	$4.5	$37.2	$—	$70.2

Condensed Statements of Cash Flows
Year Ended December 31, 2013

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net cash flows from operating activities	$(3.5)	$(251.1)	$50.4	$129.6	$(35.6)	$(110.2)
Cash flows from investing activities:
Capital investments	—	(39.2)	(1.7)	(22.7)	—	(63.6)
Investments in acquired businesses	—	—	—	(50.0)	—	(50.0)
Other investing items, net	—	8.5	0.3	6.3	—	15.1
Net cash flows from investing activities	—	(30.7)	(1.4)	(66.4)	—	(98.5)
Cash flows from financing activities:
Net borrowings (repayments) under credit facility	—	90.0	—	—	—	90.0
Proceeds from issuance of long-term debt	—	31.9	—	—	—	31.9
Redemption of long-term debt	—	(27.4)	—	—	—	(27.4)
Debt issuance costs	—	(3.4)	—	—	—	(3.4)
Inter-company activity	4.1	3.9	(49.0)	5.4	35.6	—
SunCoke Middletown distributions to noncontrolling interest owners	—	—	—	(64.8)	—	(64.8)
Other financing items, net	(0.6)	—	—	1.3	—	0.7
Net cash flows from financing activities	3.5	95.0	(49.0)	(58.1)	35.6	27.0
Net increase (decrease) in cash and cash equivalents	—	(186.8)	—	5.1	—	(181.7)
Cash and equivalents, beginning of year	—	203.6	—	23.4	—	227.0
Cash and equivalents, end of year	$—	$16.8	$—	$28.5	$—	$45.3